UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE INTERNATIONAL SMALL CAP OPPORTUNITY FUND

FORM N-Q

DECEMBER 31, 2012

CLEARBRIDGE INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited)	December 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.1%
CONSUMER DISCRETIONARY - 24.0%
Auto Components - 1.8%
Takata Corp.	1,410	$28,752	(a)
Toyo Tire & Rubber Co., Ltd.	17,983	53,631	(a)

Total Auto Components		82,383

Distributors - 0.9%
Xinhua Winshare Publishing and Media Co., Ltd., Class H Shares	76,463	40,822	(a)

Hotels, Restaurants & Leisure - 5.3%
Greene King PLC	6,715	68,387	(a)
Marston’s PLC	27,895	54,849	(a)
REXLot Holdings Ltd.	376,255	28,731	(a)
Saint Marc Holdings Co., Ltd.	564	20,017	(a)
William Hill PLC	13,310	75,596	(a)

Total Hotels, Restaurants & Leisure		247,580

Household Durables - 3.8%
Corporacion GEO SA de CV, Series B Shares	39,060	45,689	*
Cyrela Brazil Realty SA	2,430	21,423	(a)
Duni AB	2,804	25,592	(a)
Ekornes ASA	1,710	28,516	(a)
Techtronic Industries Co., Ltd.	30,755	59,030	(a)

Total Household Durables		180,250

Internet & Catalog Retail - 0.5%
Takkt AG	1,677	23,347	(a)

Multiline Retail - 3.5%
Debenhams PLC	37,382	69,397	(a)
Izumi Co., Ltd.	2,832	59,722	(a)
Myer Holdings Ltd.	14,624	32,992	(a)

Total Multiline Retail		162,111

Specialty Retail - 6.5%
Folli Follie Group	3,246	55,815	*(a)
Halfords Group PLC	3,427	18,600	(a)
JUMBO SA	5,664	44,799	*(a)
Laura Ashley Holdings PLC	81,350	36,880	(a)
Nafco Co., Ltd.	1,155	17,182	(a)
Pal Co., Ltd.	1,168	52,616	(a)
Tom Tailor Holding AG	3,730	79,887	(a)

Total Specialty Retail		305,779

Textiles, Apparel & Luxury Goods - 1.7%
361 Degrees International Ltd.	63,379	18,386	(a)
Anta Sports Products Ltd.	23,534	21,039	(a)
Xingquan International Sports Holdings Ltd.	77,030	19,145	(a)
Xtep International Holdings Ltd.	52,523	22,729	(a)

Total Textiles, Apparel & Luxury Goods		81,299

TOTAL CONSUMER DISCRETIONARY		1,123,571

CONSUMER STAPLES - 6.1%
Food & Staples Retailing - 0.4%
San-A Co., Ltd.	566	21,114	(a)

Food Products - 5.7%
Asian Citrus Holdings Ltd.	49,390	23,497	(a)
CSM	2,310	49,674	(a)
Greencore Group PLC	38,335	63,750	(a)
Koninklijke Wessanen NV	7,340	21,237	(a)
Marine Harvest ASA	68,874	63,832	*(a)
Pacific Andes Resources Development Ltd.	176,233	19,647	(a)
Rock Field Co., Ltd.	1,436	23,865	(a)

Total Food Products		265,502

TOTAL CONSUMER STAPLES		286,616

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
ENERGY - 4.1%
Energy Equipment & Services - 2.8%
Aker ASA, Class A Shares	1,671	$64,145	(a)
Lamprell PLC	22,490	34,309	(a)
Shinko Plantech Co., Ltd.	4,361	34,425	(a)

Total Energy Equipment & Services		132,879

Oil, Gas & Consumable Fuels - 1.3%
Exmar NV	5,870	59,839	(a)

TOTAL ENERGY		192,718

FINANCIALS - 10.4%
Capital Markets - 1.8%
F&C Asset Management PLC	35,986	59,916	(a)
Man Group PLC	17,990	24,122	(a)

Total Capital Markets		84,038

Commercial Banks - 2.3%
Banco Latinoamericano de Comercio Exterior SA	2,974	64,120
Ringkjoebing Landbobank Aktieselskab	312	42,405	(a)

Total Commercial Banks		106,525

Diversified Financial Services - 0.8%
Eurazeo	801	38,859	(a)

Insurance - 1.2%
Beazley PLC	19,852	57,234	(a)

Real Estate Investment Trusts (REITs) - 1.6%
Top REIT Inc.	8	34,403	(a)
United Urban Investment Corp.	34	38,956	(a)

Total Real Estate Investment Trusts (REITs)		73,359

Real Estate Management & Development - 2.7%
Deutsche Wohnen AG	2,549	47,073	(a)
GAGFAH SA	4,305	50,374	*(a)
Patrizia Immobilien AG	3,420	29,170	*(a)

Total Real Estate Management & Development		126,617

TOTAL FINANCIALS		486,632

HEALTH CARE - 1.2%
Health Care Providers & Services - 1.2%
Rhoen-Klinikum AG	2,747	55,603	(a)

INDUSTRIALS - 25.9%
Airlines - 2.1%
easyJet PLC	7,734	97,230	(a)

Building Products - 1.3%
Maezawa Kasei Industries Co., Ltd.	3,996	40,854	(a)
Noritz Corp.	1,133	18,851	(a)

Total Building Products		59,705

Commercial Services & Supplies - 5.4%
Aeon Delight Co., Ltd.	1,393	27,236	(a)
Moshi Moshi Hotline Inc.	3,156	40,225	(a)
Newalta Corp.	3,965	61,785
Shanks Group PLC	41,852	61,703	(a)
Séché Environnement	1,733	63,027	(a)

Total Commercial Services & Supplies		253,976

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
Construction & Engineering - 2.3%
Heijmans N.V.	4,531	$42,696	(a)
Morgan Sindall Group PLC	5,454	44,708	(a)
Raubex Group Ltd.	11,203	22,408	(a)

Total Construction & Engineering		109,812

Electrical Equipment - 4.8%
Bekaert NV	735	21,660	(a)
Dongfang Electric Corp. Ltd., Class H Shares	26,130	53,717	(a)
Prysmian SpA	2,407	48,699	(a)
Saft Groupe SA	2,149	50,283	(a)
Zumtobel AG	3,720	49,531	(a)

Total Electrical Equipment		223,890

Industrial Conglomerates - 2.0%
Haw Par Corp., Ltd.	11,328	62,609	(a)
Rheinmetall AG	651	31,320	(a)

Total Industrial Conglomerates		93,929

Machinery - 1.1%
Deutz AG	10,880	50,814	*(a)

Marine - 1.6%
Baltic Trading Ltd.	7,770	23,155
Diana Shipping Inc.	2,960	21,608	*
Genco Shipping & Trading Ltd.	8,260	28,827	*

Total Marine		73,590

Professional Services - 1.8%
Teleperformance	2,331	84,480	(a)

Trading Companies & Distributors - 1.7%
Grafton Group PLC	7,901	42,010	(a)
SIG PLC	18,804	37,095	(a)

Total Trading Companies & Distributors		79,105

Transportation Infrastructure - 1.8%
BBA Aviation PLC	10,195	36,892	(a)
Yuexiu Transport Infrastructure Ltd.	49,963	24,558	(a)
Zhejiang Expressway Co., Ltd., Class H Shares	30,076	23,976	(a)

Total Transportation Infrastructure		85,426

TOTAL INDUSTRIALS		1,211,957

INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 0.5%
Mitsui Knowledge Industry Co., Ltd.	127	20,801	(a)

Computers & Peripherals - 0.7%
Wincor Nixdorf AG	740	34,660	(a)

Electronic Equipment, Instruments & Components - 3.3%
E2v Technologies PLC	21,957	44,006	(a)
Laird PLC	15,349	50,924	(a)
Nippon Electric Glass Co., Ltd.	7,190	40,852	(a)
Orbotech Ltd.	2,370	20,074	*

Total Electronic Equipment, Instruments & Components		155,856

Internet Software & Services - 0.7%
ZAPPALLAS Inc.	34	32,874	(a)

IT Services - 4.2%
Indra Sistemas SA	5,893	79,131	(a)
NS Solutions Corp.	1,059	18,803	(a)
SCSK Corp.	1,176	18,428	(a)
Sopra Group	595	38,267	(a)
Travelsky Technology Ltd., Class H Shares	75,160	40,622	(a)

Total IT Services		195,251

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY			SHARES	VALUE
Software - 1.2%
SRA Holdings Inc.			2,806	$29,740	(a)
Sword Group			1,671	27,249	(a)

Total Software				56,989

TOTAL INFORMATION TECHNOLOGY				496,431

MATERIALS - 8.6%
Chemicals - 3.5%
Borregaard ASA			6,130	23,045	*(a)
Filtrona PLC			9,770	88,136	(a)
Symrise AG			1,430	51,198	(a)

Total Chemicals				162,379

Containers & Packaging - 2.0%
AMVIG Holdings Ltd.			40,101	14,680	(a)
DS Smith PLC			5,721	19,114	(a)
Smurfit Kappa Group PLC			5,069	61,470	(a)

Total Containers & Packaging				95,264

Metals & Mining - 3.1%
African Barrick Gold Ltd.			6,060	44,576	(a)
APERAM			1,860	28,190	(a)
Eramet			200	29,350	(a)
Pan American Silver Corp.			2,230	41,789

Total Metals & Mining				143,905

TOTAL MATERIALS				401,548

TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Freenet AG			2,605	48,120	(a)

UTILITIES - 1.1%
Water Utilities - 1.1%
Sound Global Ltd.			77,794	37,264	(a)
Tri-Tech Holding Inc.			4,830	13,283	*

TOTAL UTILITIES				50,547

TOTAL COMMON STOCKS (Cost - $3,984,448)				4,353,743

PREFERRED STOCKS - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Media - 0.9%
ProSiebenSat.1 Media AG (Cost - $33,113)			1,529	43,024	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,017,561)				4,396,767

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.8%
Repurchase Agreements - 4.8%
Interest in $159,821,000 joint tri-party repurchase agreement dated 12/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $223,002; (Fully Collateralized by various U.S. government agency obligations, 0.000% to 5.125% due 10/18/13 to 11/2/40; Market Value - $227,460) (Cost - $223,000)	0.200%	1/2/13	$223,000	223,000

TOTAL INVESTMENTS - 98.8% (Cost - $4,240,561#)				4,619,767
Other Assets in Excess of Liabilities - 1.2%				56,682

TOTAL NET ASSETS - 100.0%				$4,676,449

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

Summary of Investments by Country**

United Kingdom	20.2%
Japan	14.6%
Germany	10.7%
France	7.2%
China	4.9%
Norway	3.9%
Ireland	3.6%
Netherlands	2.5%
Canada	2.2%
Greece	2.2%
Singapore	2.2%
Belgium	1.8%
Spain	1.7%
Luxembourg	1.7%
Cayman Islands	1.5%
Bermuda	1.5%
Panama	1.4%
Hong Kong	1.3%
Jersey	1.2%
Austria	1.1%
Italy	1.0%
Mexico	1.0%
Marshall Islands	1.0%
Denmark	0.9%
Isle of Man	0.7%
Australia	0.7%
United States	0.6%
Sweden	0.5%
South Africa	0.5%
Brazil	0.5%
Israel	0.4%
Short - Term Investments	4.8%

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of December 31, 2012 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Global Currents International Small Cap Opportunity Fund (formerly Legg Mason Global Currents International Small Cap Opportunity Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Prior to January 1, 2013, the Fund was known as Legg Mason Global Currents International Small Cap Opportunity Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$45,689	$1,077,882	—	$1,123,571
Consumer staples	—	286,616	—	286,616
Energy	—	192,718	—	192,718
Financials	64,120	422,512	—	486,632
Health care	—	55,603	—	55,603
Industrials	135,375	1,076,582	—	1,211,957
Information technology	20,074	476,357	—	496,431
Materials	41,789	359,759	—	401,548
Telecommunication services	—	48,120	—	48,120
Utilities	13,283	37,264	—	50,547
Preferred stock	—	43,024	—	43,024

Total long-term investments	$320,330	$4,076,437	—	$4,396,767

Short-term investments†	—	223,000	—	223,000

Total investments	$320,330	$4,299,437	—	$4,619,767

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2012, securities valued at $3,792,425 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$639,910
Gross unrealized depreciation	(260,704)

Net unrealized appreciation	$379,206

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2012, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 28, 2013